LAND USE RIGHTS, NET	12 Months Ended
Aug. 31, 2020
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

7.      LAND USE RIGHTS, NET

Land use rights, net, consisted of the following:

	As of August 31,
	2019	2020
	RMB	RMB
Cost	94,760	94,760
Less: accumulated amortization	6,556	8,684
Land use rights, net	88,204	86,076

7.      LAND USE RIGHTS, NET - continued

The lease period of the land use rights in PRC is 40-50 years. For the years ended August 31, 2018, 2019 and 2020, amortization expenses were RMB 973, RMB 1,357, and RMB 2,128 respectively.